Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Prepaid Land Lease Payments
10.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Prepaid land lease payments	92,814	145,692	24,067
Less: accumulated amortization	(2,690)	(5,491)	(907)

Net carrying value	90,124	140,201	23,160

The prepaid land leases as at December 31, 2012 were obtained through the acquisition of 52% equity interest in CCICC and 52% equity interest in CAH during 2010 and 2012, and are amortized under the straight-line method over remaining useful lives of 38 years and 36 years, respectively. The additions in 2013 represented the land lease prepaid by GZ proton in November 2013, which is amortized under the straight line method over 49 years. Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB743, RMB1,637 and RMB2,801 (US$463), respectively.

The estimated annual amortization expenses for the above prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2014	3,615	597
2015	3,615	597
2016	3,615	597
2017	3,615	597
2018	3,615	597